BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share
	Year ended December 31,
	2021	2020	2019
Numerator - continuing operations
Income (loss) from continuing operations attributable to Senstar shareholders	$(2,191)	$266	$(859)

Numerator - discontinued operations Net income (loss) from discontinued operations, less income (loss) attributed to redeemable non-controlling interests and non-controlling interests, including accretion of redeemable non-controlling interests to redemption value	$8,607	$(64)	$2,576

Denominator:

Denominator for basic net earnings per share weighted-average number of shares outstanding	23,208,589	23,154,422	23,129,394
Effect of diluting securities:
Employee stock options	-	-	-

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	23,208,589	23,154,422	23,129,394